Annual Operating Expenses {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-Franklin Real Estate Securities Fund-20 - Franklin Real Estate Securities Fund	Feb. 24, 2021
Class A
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual Fund operating expenses	1.00%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.00%
Class C
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual Fund operating expenses	1.75%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.75%
Class R6
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Total annual Fund operating expenses	0.81%
Fee waiver and/or expense reimbursement	(0.21%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.60%	[1]
Advisor Class
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual Fund operating expenses	0.75%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.75%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until August 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.